Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Operating Activities
Net income	$ 7,753,000	$ 7,402,000
Items not requiring (providing) cash:
Depreciation and amortization	1,226,000	1,079,000
Provision for (reversal of) credit loss expense - loans	624,000	429,000
Provision for (reversal of) credit loss expense - off balance sheet	50,000	(130,000)
Amortization of premiums and discounts on securities-net	422,000	435,000
Amortization of intangible assets	122,000	150,000
Deferred income taxes	(633,000)	(904,000)
Originations of loans held for sale	(16,591,000)	(15,556,000)
Proceeds from sale of loans held for sale	17,092,000	16,038,000
Net gains on sales of loans	(501,000)	(482,000)
Expense related to share-based compensation plans	357,000	884,000
Realized (gain) loss on sale of available-for-sale securities	(841,000)	116,000
Net loss (gain) or on sale or write-down of foreclosed assets and other repossessed assets	771,000	7,000
Increase in cash surrender value of bank-owned life insurance	(401,000)	(429,000)
Amortization of debt issuance costs	62,000	61,000
Changes in:
Accrued interest receivable	370,000	(254,000)
Other assets	(349,000)	(2,154,000)
Interest payable and other liabilities	923,000	1,756,000
Net cash provided by operating activities	10,456,000	8,448,000
Investing Activities
Purchases of available-for-sale securities	(35,934,000)	(46,120,000)
Sales of available-for-sale securities	48,521,000	27,431,000
Maturities, prepayments and calls	5,715,000	17,060,000
Net change in loans	(491,000)	(8,155,000)
Purchase of Federal Home Loan Bank Stock	(4,000)	(47,000)
Purchase of bank-owned life insurance	(10,667,000)
Purchases of premises and equipment, net	(11,778,000)	(9,695,000)
Proceeds from sale of premises and equipment	56,000
Proceeds from sales of foreclosed assets	67,000	61,000
Net cash used in investing activities	(4,515,000)	(19,465,000)
Financing Activities
Net increase (decrease) in deposits	27,872,000	(7,965,000)
Net change in securities sold under repurchase agreements	(1,091,000)	3,713,000
Repurchase of common stock	(317,000)	(687,000)
Finance lease payments	(1,000)
Cash dividends paid	(5,484,000)	(5,113,000)
Net cash provided (used in) by financing activities	20,979,000	(10,145,000)
Increase (Decrease) in Cash and Cash Equivalents	26,920,000	(21,162,000)
Cash and Cash Equivalents, Beginning of Year	19,608,000	40,770,000
Cash and Cash Equivalents, End of Year	46,528,000	19,608,000
Supplemental Cash Flows Information
Interest paid on deposits and borrowings	15,248,000	14,623,000
Federal income taxes paid	182,000	102,000
Supplemental Disclosure of Non-Cash Investing Activities
Transfers from loans to foreclosed assets held for sale	$ 15,000	$ 54,000